Statement of Changes in Stockholder’s Equity - USD ($)	SoundHound, Inc. Common Stock	SoundHound, Inc. Additional Paid-in Capital	SoundHound, Inc. Accumulated Deficit	SoundHound, Inc. Redeemable Convertible Preferred Stock	SoundHound, Inc. Accumulated Other Comprehensive Loss	SoundHound, Inc.	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 1,000	$ 25,936,000	$ (232,782,000)	$ 223,641,000	$ (6,000)	$ (206,851,000)
Balance (in Shares) at Dec. 31, 2019	11,750,082			17,784,975
Issuance of redeemable convertible Series D3 preferred stock Preferred stock exchange at $33.00 per share				$ 15,000,000
Issuance of redeemable convertible Series D3 preferred stock Preferred stock exchange at $33.00 per share (in Shares)				454,545
Issuance of redeemable convertible Series D3 preferred stock Preferred stock exchange at $40.00 per share				$ 1,000,000
Issuance of redeemable convertible Series D3 preferred stock Preferred stock exchange at $40.00 per share (in Shares)				25,000
Conversion of convertible notes for redeemable convertible Series D-3 preferred stock				$ 30,664,000
Conversion of convertible notes for redeemable convertible Series D-3 preferred stock (in Shares)				766,293
Preferred stock exchange (D-3 to D-3A)		(3,182,000)		$ 3,182,000		(3,182,000)
Issuance of redeemable convertible Series B preferred stock upon net exercise of Series B Warrants		1,931,000		$ 200,000		1,931,000
Issuance of redeemable convertible Series B preferred stock upon net exercise of Series B Warrants (in Shares)				101,574
Issuance of common stock upon exercise of stock options		254,000				254,000
Issuance of common stock upon exercise of stock options (in Shares)	68,679
Other comprehensive gain, net of tax					5,000	5,000
Stock-based compensation		5,897,000				5,897,000
Net loss			(74,407,000)			(74,407,000)
Balance at Dec. 31, 2020	$ 1,000	30,836,000	(307,189,000)	$ 273,687,000	(1,000)	(276,353,000)			$ (716)	$ (716)
Balance (in Shares) at Dec. 31, 2020	11,818,761			19,132,387
Balance at Sep. 14, 2020
Balance (in Shares) at Sep. 14, 2020
Net loss									(716)	(716)
Balance at Dec. 31, 2020	$ 1,000	30,836,000	(307,189,000)	$ 273,687,000	(1,000)	(276,353,000)			(716)	(716)
Balance (in Shares) at Dec. 31, 2020	11,818,761			19,132,387
Sale of 12,000,000 Units through IPO							$ 1,200	119,998,800		120,000,000
Sale of 12,000,000 Units through IPO (in Shares)							12,000,000
Sale of 1,300,000 Units through over-allotment							$ 130	12,999,870		13,000,000
Sale of 1,300,000 Units through over-allotment (in Shares)							1,300,000
Sale of 416,000 Private Units in private placement							$ 42	4,159,958		4,160,000
Sale of 416,000 Private Units in private placement (in Shares)							416,000
Issuance of representative shares							$ 42	2,024,421		2,024,463
Issuance of representative shares (in Shares)							420,000
Common stock issued to initial stockholders							$ 345	24,655		25,000
Common stock issued to initial stockholders (in Shares)							3,450,000
Forfeiture of founder shares							$ (13)	13
Forfeiture of founder shares (in Shares)							(125,000)
Underwriting fee								(2,660,000)		(2,660,000)
Offering costs charged to the stockholders’ equity								(2,449,810)		(2,449,810)
Initial classification of warrant liability								(270,307)		(270,307)
Reclassification of offering costs related to Public Shares								4,779,936		4,779,936
Issuance of common stock warrants		3,843,000				3,843,000
Issuance of redeemable convertible Series C preferred stock upon net exercise of Series C Warrants				$ 5,816,000
Issuance of redeemable convertible Series C preferred stock upon net exercise of Series C Warrants (in Shares)				116,150
Issuance of common stock upon exercise of stock options		2,490,000				2,490,000
Issuance of common stock upon exercise of stock options (in Shares)	461,290
Other comprehensive gain, net of tax					1,000	1,000
Stock-based compensation		6,322,000				6,322,000
Net loss			(79,540,000)			(79,540,000)			(981,884)	(981,884)
Initial value of common stock subject to possible redemption							$ (1,330)	(124,412,583)		(124,413,913)
Initial value of common stock subject to possible redemption (in Shares)							(13,300,000)
Accretion of common stock to redemption value								(13,366,023)		(13,366,023)
Accretion of common stock to redemption value (interest earned on trust account)								(10,583)		(10,583)
Balance at Dec. 31, 2021	$ 1,000	$ 43,491,000	$ (386,729,000)	$ 279,503,000		$ (343,237,000)	$ 416	$ 818,347	$ (982,600)	$ (163,837)
Balance (in Shares) at Dec. 31, 2021	12,280,051			19,248,537			4,161,000